United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2001

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
          34th Floor
          New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY August 14, 2001

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                            June 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109      263    27131 SH       Sole                    27131
Avanex Corp./R 9/01            COM              05348W109      113    11649 SH       Sole                    11649
Bank of New York               COM              064057102     6216   129500 SH       Sole                   129500
Boeing Corp.                   COM              097023105    10768   193670 SH       Sole                   193670
Calico Commerce                COM              129897104        9    31557 SH       Sole                    31557
Caterpillar                    COM              149123101    10060   201000 SH       Sole                   201000
Cintas Corp.                   COM              172908105     6388   138125 SH       Sole                   138125
Consol Energy, Inc.            COM              20854P109     7870   311050 SH       Sole                   311050
Dal-Tile Int'l                 COM              23426R108    15127   815490 SH       Sole                   815490
Dal-Tile Int'l/R 12/01         COM              23426R108     4390   236634 SH       Sole                   236634
Discovery Ptners Int'l         COM              254675101      117    26098 SH       Sole                    26098
H & R Block, Inc.              COM              093671105    12374   191700 SH       Sole                   191700
Hawaiian Electric              COM              419870100      573    15000 SH       Sole                    15000
Intuitive Surgical, Inc.       COM              46120E107      451    33395 SH       Sole                    33395
Japan OTC Fund                 COM              471091108     1933   280600 SH       Sole                   280600
Latitude Comm                  COM              518292107       45    22677 SH       Sole                    22677
Linear Technology              COM              535678106    18188   411300 SH       Sole                   411300
MBIA, Inc.                     COM              55262C100    11993   215400 SH       Sole                   215400
Mettler-Toledo Int'l           COM              592688105    10272   237500 SH       Sole                   237500
Molex Inc. Cl A                COM              608554200     9760   327300 SH       Sole                   327300
Netcentives, Inc.              COM              64108P101        8    15997 SH       Sole                    15997
Nuance Comm.                   COM              669967101      650    36052 SH       Sole                    36052
Pennzoil-Quaker State          COM              709323109     8553   763700 SH       Sole                   763700
SpectraLink Corp.              COM              847580107      239    18345 SH       Sole                    18345
St Mary Land & Expl.           COM              792228108    30122  1289464 SH       Sole                  1289464
Summo Minerals                 COM              86636K106        8   100000 SH       Sole                   100000
Texaco, Inc.                   COM              881694103     8564   128480 SH       Sole                   128480
Tibco Software Inc.            COM              88632Q103      232    18165 SH       Sole                    18165
Tidewater Inc.                 COM              886423102     7981   211700 SH       Sole                   211700
Transocean Sedco Forex         COM              G90078109     6565   159150 SH       Sole                   159150
Tularik, Inc.                  COM              899165104      402    15569 SH       Sole                    15569
Veritas DGC, Inc./R            COM              92343P107     1775    63950 SH       Sole                    63950
Waters Corporation             COM              941848103     2531    91675 SH       Sole                    91675
Webmethods, Inc.               COM              94768C108      325    15332 SH       Sole                    15332
Wells Fargo & Co.              COM              949746101     7610   163900 SH       Sole                   163900
Westport Resources             COM              961415106     7087   337500 SH       Sole                   337500
REPORT SUMMARY                 36 DATA RECORDS              209564            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED